Shareholder Report, Average Annual Return (Details) DFFL_DFA Municipal Bond Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Municipal Bond Portfolio – Institutional
Average Annual Return, Percent	3.55%	0.58%	1.33%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.77%	1.17%	2.37%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent	4.45%	1.43%	2.29%